Condensed Consolidated Balance Sheets (Successor, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Successor
Current assets
Cash and cash equivalents	$ 69,681	$ 67,697
Accounts receivable, net	262,405	256,679
Related party receivable	11,120	10,760
Inventories, net	156,585	152,818
Deferred tax assets	47,219	37,894
Other current assets	11,281	15,375
Total current assets	558,291	541,223
Property, plant and equipment, net	156,582	153,044
Goodwill	309,246	308,821
Other intangible assets, net	418,010	423,687
Deferred financing costs, net	19,518	20,176
Other long-term assets	1,527	1,822
Total assets	1,463,174	1,448,773
Current liabilities
Accounts payable	129,962	117,687
Short-term borrowings	3,174	3,169
Current maturities of long-term debt	3,304	3,373
Related party payable	1,113	1,249
Accrued expenses and other current liabilities	116,075	130,980
Total current liabilities	253,628	256,458
Long-term debt, less current maturities	692,823	693,485
Pension and other postretirement liabilities	89,443	118,040
Deferred tax liabilities	134,131	112,714
Other long-term liabilities	2,476	2,425
Total liabilities	1,172,501	1,183,122
Contingencies - Note 11
Shareholder's equity
Common stock	320,000	320,000
Additional paid in capital
Retained deficit	(13,017)	(19,870)
Accumulated other comprehensive loss	(16,310)	(34,479)
Total shareholder's equity	290,673	265,651
Total liabilities and shareholder's equity	$ 1,463,174	$ 1,448,773